UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-9575

MEEHAN MUTUAL FUNDS, INC.
_______________________________________________________________________
(Exact name of Registrant as Specified in Charter)

7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-866-884-5968

THOMAS P. MEEHAN, PRESIDENT
7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814
(Name and Address of Agent for Service)

Copy to:
ROBERT J. ZUTZ, ESQ.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

Meehan Focus Fund
Schedule of Investments (Unaudited)
January 31, 2015

Security	Share Quantity	Market Value ($)	Pct. Assets

COMMON STOCK

Consumer Discretionary
Kohls Corp	30000	1,791,600	3.2
Lowe's Companies Inc.	50000	3,388,000	6.0
Tupperware Corp.	12000	811,320	1.4
Total Consumer Discretionary		5,990,920	10.6

Consumer Staples
Nestle SA ADR	12500	956,375	1.7
Total Consumer Staples		956,375	1.7

Energy
Devon Energy Corp.	25000	1,506,750	2.7
ExxonMobil Corp.	14353	1,254,739	2.2
Schlumberger Ltd.	5000	411,950	0.7
Total Energy		3,173,439	5.6

Financials
Aflac Inc.	16000	913,280	1.6
American Express Co.	17000	1,371,730	2.4
American Intl Group Inc	35000	1,710,450	3.0
Berkshire Hathaway Inc. - B *	19250	2,770,268	4.9
Capital One Financial	30000	2,196,300	3.9
PNC Financial Services Group	25000	2,113,500	3.8
Principal Financial Group	20000	938,600	1.7
Total Financials		12,014,128	21.3

Health Care
Anthem Inc.	12000	1,619,520	2.9
Express Scripts Hldg Co *	30000	2,421,300	4.3
Gilead Sciences Inc *	21000	2,201,430	3.9
Johnson & Johnson	15000	1,502,100	2.7
Novartis AG ADR	22000	2,142,800	3.8
Sanofi ADR	45000	2,074,050	3.7
Total Health Care		11,961,200	21.3

Industrials
3M Co.	8000	1,298,400	2.3
Automatic Data Process.	11500	949,095	1.7
Chicago Bridge & Iron	18000	621,180	1.1
General Electric Co.	85000	2,030,650	3.6
Johnson Controls Inc.	53000	2,462,910	4.4
United Parcel Service - B	9000	889,560	1.6
Total Industrials		8,251,795	14.7

Information Technology
Apple Computer Inc.	21700	2,542,372	4.5
CDK Global Inc.	3833	173,098	0.3
Cisco Systems Inc.	50000	1,318,250	2.3
Google Inc. Cl A *	1400	752,570	1.3
Google Inc. Cl C *	1400	748,328	1.3
Microsoft Corp.	55000	2,222,000	4.0
Qualcomm Inc,	25000	1,561,500	2.8
Total Information Technology		9,318,118	16.5

Materials
Compass Minerals International	12000	1,048,800	1.9
Horsehead Holding Corp. *	100000	1,344,000	2.4
Methanex Corp.	18983	837,150	1.5
Total Materials		3,229,950	5.8

TOTAL COMMON STOCK (Cost $35,734,577)		54,895,925	97.5

Cash and Short-Term Investments
First Western Bank Collective Asset	1390642	1,390,642	2.5
Cash		0	0.0
Total Cash and Short-Term Investments		1,390,642	2.5

Total investments (Cost $36,350,431)		56,286,567	100.0
Other Assets Less Liabilities		(19,243)	0.0

TOTAL NET ASSETS		56,267,324	100.0

* Non-income producing investments

At January 31, 2015 unrealized appreciation of investments for tax purposes was as follows:

Appreciation	$19,982,765
Depreciation	(821,417)

Net appreciation on investments	$19,161,348

At January 31, 2015, the cost of investments for federal income tax purposes was $35,734,577.

SECURITIES VALUATION  The Fund's securities are valued under policies approved by, and under general oversight of, the Board of Directors. The Fund has adopted Statement of Financial Accounting Standards No. 157 which establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Portfolio securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange where they trade. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2015.

Description	Investments in Securities

Level 1 - Quoted prices	$54,895,925

Level 2 - Other significant observable inputs	-

Level 3 - Significant unobservable inputs	-

Total	$54,895,925

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and the Treasurer of Meehan Mutual Funds, Inc. have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Meehan Mutual Funds, Inc. that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the President and the Treasurer of Meehan Mutual Funds, Inc. as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEEHAN MUTUAL FUNDS, INC. Date: March 30, 2015 /s/Thomas P. Meehan Thomas P. Meehan, President

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 30, 2015 /s/Thomas P. Meehan Thomas P. Meehan, President Date: March 30, 2015 /s/Paul P. Meehan Paul P. Meehan, Chief Compliance Officer and Treasurer